Debt Obligations - Narrative (Details)				1 Months Ended	12 Months Ended
	Nov. 30, 2018 USD ($)	Nov. 20, 2018 USD ($) $ / shares	Aug. 07, 2018 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Feb. 28, 2020 USD ($)	Oct. 24, 2019 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	May 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	May 31, 2017 USD ($)	Dec. 31, 2015 $ / shares shares
Debt Instrument [Line Items]
Number of warrants outstanding (in shares) | shares					2,168,454			50,000											2,000,000
Exercise price of warrants (in dollars per share) | $ / shares					$ 6.53			$ 176.4											$ 7.08
Value of warrants issued								$ 8,800,000
Term of warrants outstanding								5 years											5 years
Less: Preferred dividends, deemed dividends, and repurchase gains					$ 0	$ 6,400,000
Interest cost relating to amortization of discount					$ 8,500,000	6,200,000
Minimum
Debt Instrument [Line Items]
Capital leases rate (as a percent)					5.00%
Maximum
Debt Instrument [Line Items]
Capital leases rate (as a percent)					10.00%
DBM Global Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit, maximum amount	$ 80,000,000.0
Long-term line of credit					$ 28,700,000
Increase to current borrowing capacity														$ 10,000,000.0
DBM Global Credit Facilities | Letter of Credit
Debt Instrument [Line Items]
Line of credit, maximum amount	9,100,000
HC2 Broadcasting Holdings, Inc
Debt Instrument [Line Items]
Interest rate (as a percent)					11.00%
LIBOR | DBM Global Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)					2.50%
Wells Fargo Facility | DBM Global Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit, maximum amount					$ 50,000,000.0
Wells Fargo Facility | DBM Global Credit Facilities | Letter of Credit
Debt Instrument [Line Items]
Line of credit, maximum amount					$ 14,500,000
Wells Fargo Facility | LIBOR | DBM Global Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)					2.00%
Term Loan | DBM Global Credit Facilities
Debt Instrument [Line Items]
Long-term line of credit					$ 20,200,000
LIBOR plus 5.85% Note, due 2023 | DBM Global Credit Facilities
Debt Instrument [Line Items]
Face amount	$ 80,000,000.0
Debt instrument, term	60 days
LIBOR plus 5.85% Note, due 2023 | LIBOR | DBM Global Credit Facilities
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)					5.85%
5.00% Term Loan due in 2022 | ANG
Debt Instrument [Line Items]
Face amount																		$ 12,000,000.0
Interest rate (as a percent)																	4.85%	5.00%
Face amount increase																	$ 2,500,000
4.50% Note due in 2022 | ANG | Revolving Credit Facility
Debt Instrument [Line Items]
Outstanding debt				$ 1,000,000.0	$ 1,300,000
4.50% Note due in 2022 | LIBOR | ANG | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				3.00%
Surplus Note
Debt Instrument [Line Items]
Outstanding debt														32,000,000.0
Senior Notes Due 2022 | HC2 Broadcasting Holdings, Inc
Debt Instrument [Line Items]
Interest rate, effective percentage		17.54%
Debt discount		$ 12,500,000
Debt issuance costs		$ 1,900,000
Secured Indenture
Debt Instrument [Line Items]
Interest rate (as a percent)		98.75%
Debt discount		$ 5,900,000
Revolving Credit Agreement
Debt Instrument [Line Items]
Long-term line of credit											$ 10,000,000.0	$ 5,000,000.0
Face amount							$ 15,000,000.0					15,000,000.0
Real Estate Term Advance | Note Payable Collateralized By Equipment | DBM Global Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit, maximum amount					$ 10,000,000.0
Real Estate Term Advance | Note Payable Collateralized By Equipment | LIBOR | DBM Global Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)					2.50%
Real Estate Term Advance | Note Payable Collateralized By Real Estate | DBM Global Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Proceeds from notes payable					$ 15,000,000.0
Real Estate Term Advance | Senior Notes Due 2025 | DBM Global Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit, maximum amount														$ 70,000,000.0	$ 70,000,000.0
Long-term line of credit											$ 22,000,000.0				$ 17,000,000.0
Real Estate Term Advance | LIBOR plus 1.5% Line of Credit | LIBOR | DBM Global Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)					1.50%
Real Estate Term Advance | Senior Notes Due 2024 | LIBOR | DBM Global Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)					2.25%
Term Loan | 4.50% Note due in 2022 | ANG
Debt Instrument [Line Items]
Face amount																	$ 1,500,000
Interest rate (as a percent)				4.50%
Bridge Loan | The Bridge Loan | HC2 Broadcasting Holdings, Inc
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt					$ 2,600,000
Convertible Debt
Debt Instrument [Line Items]
Interest rate (as a percent)		100.00%
Debt discount					9,400,000
Convertible notes, conversion ratio		0.2283105
Conversion price (in dollars per share) | $ / shares		$ 4.38
Embedded conversion feature, fair value		$ 12,500,000			3,000,000.0
Less: Preferred dividends, deemed dividends, and repurchase gains		3,800,000
Long-term debt, gross					$ 44,200,000
Share price (in dollars per share) | $ / shares					$ 2.17
Interest cost relating to contractual interest coupon					$ 4,100,000	500,000
Interest cost relating to amortization of discount					$ 2,900,000	300,000
Energy | 5.00% Term Loan due in 2022
Debt Instrument [Line Items]
Interest rate (as a percent)					5.00%
Outstanding debt					$ 11,200,000	12,400,000
Energy | 4.50% Note due in 2022
Debt Instrument [Line Items]
Interest rate (as a percent)					4.50%
Outstanding debt					$ 10,200,000	11,300,000
Energy | LIBOR plus 3.0% Term Loan due in 2023
Debt Instrument [Line Items]
Outstanding debt					$ 27,100,000	0
Energy | LIBOR plus 3.0% Term Loan due in 2023 | ANG
Debt Instrument [Line Items]
Outstanding debt										$ 28,000,000.0
Energy | LIBOR plus 3.0% Term Loan due in 2023 | LIBOR | ANG
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)					3.00%
Life Sciences | R2 Convertible Notes Maturing December 2018
Debt Instrument [Line Items]
Face amount																$ 1,250,000
Interest rate (as a percent)					11.00%
Face amount increase						500,000
Outstanding debt										$ 1,700,000
Broadcasting | Senior Notes Due October 2019, 8.5%
Debt Instrument [Line Items]
Line of credit, maximum amount													$ 50,000,000.0
Interest rate (as a percent)					8.50%
Outstanding debt					$ 0	35,000,000.0
Additional borrowing capacity													15,000,000.0
Broadcasting | Senior Notes Due October 2020, 8.5%
Debt Instrument [Line Items]
Short-term loan								$ 78,700,000
Broadcasting | Tranche A Senior Notes, Due October 2020
Debt Instrument [Line Items]
Face amount									$ 21,500,000			$ 700,000	7,500,000
Interest rate (as a percent)					8.50%
Outstanding debt					$ 36,200,000	0							$ 42,500,000
Short-term loan								36,200,000
Broadcasting | 10.50% Note due 2020
Debt Instrument [Line Items]
Interest rate (as a percent)					10.50%
Outstanding debt					$ 42,500,000	0
Short-term loan								$ 42,500,000
Broadcasting | Secured Debt | HC2 Station And HC2LPTV
Debt Instrument [Line Items]
Face amount			$ 35,000,000.0
Debt instrument, term			364 days
Non-Operating Corporate | 11.50% Senior Secured Notes, due 2021
Debt Instrument [Line Items]
Face amount		470,000,000.0
Interest rate (as a percent)					11.50%
Outstanding debt					$ 470,000,000.0	470,000,000.0
Non-Operating Corporate | 7.50% Convertible Senior Notes, due 2022
Debt Instrument [Line Items]
Face amount		$ 55,000,000.0
Interest rate (as a percent)					7.50%
Outstanding debt					$ 55,000,000.0	55,000,000.0
Non-Operating Corporate | LIBOR plus 6.75% Line of Credit
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)					6.75%
Outstanding debt					$ 15,000,000.0	$ 0